Oct. 31, 2021
Zevenbergen Growth Fund
Zevenbergen Growth Fund
Investment Objective
The Zevenbergen Growth Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		1.00%		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses		0.47%		0.42%
Shareholder Servicing Fees	0.15%		0.10%
Remainder of Other Expenses	0.32%		0.32%
Total Annual Fund Operating Expenses		1.52%		1.22%
Less: Fee Waiver and/or Expense Reimbursement		-0.22%		-0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)		1.30%		1.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		1.00%		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses		0.47%		0.42%
Shareholder Servicing Fees	0.15%		0.10%
Remainder of Other Expenses	0.32%		0.32%
Total Annual Fund Operating Expenses		1.52%		1.22%
Less: Fee Waiver and/or Expense Reimbursement		-0.22%		-0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)		1.30%		1.00%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The amounts shown in the Example would be the same even if you did not redeem your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$132	$459	$808	$1,794
Institutional Class	$102	$365	$649	$1,458

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2021, the Fund’s portfolio turnover was 43.12% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Adviser’s mission is to build shareholder wealth through ownership of quality high-growth, publicly-traded companies. Since ZCI’s inception in 1987, the Adviser has applied a consistent philosophy and process to uncover businesses positioned to disrupt old industries, forge new markets and win the hearts and minds of customers. The Adviser manages the Fund with a long-term view; striving to invest in companies for the next decade, not one quarter or one year. This perspective demands a focus on companies that have sustainable business models. Inherent in this research process is the assessment of company strengths and risk factors, whether business, regulatory, or market.
The Zevenbergen Growth Fund seeks to invest in companies that are industry leaders with significant growth potential, strong competitive advantages, a sizeable addressable market, product differentiation and quality management. The Fund’s portfolio generally will contain 30-60 stocks of any market capitalization. The Fund may invest in initial public offerings (“IPOs”) and other equities new to the public markets such as direct listings by organizations as a method of initial access to public markets.
Under normal circumstances, the Fund will invest in equity securities of small-, medium-, and large- capitalization issuers. The Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on US exchanges (denominated in USD) which may include American Depositary Receipts (“ADRs”). In determining whether an issuer is foreign, the Adviser will consider various factors including the location(s) of the issuer’s headquarters, legal organization, principal trading market and/or concentration of revenues. The weight given to each of these factors will vary depending upon the circumstances as determined by the Adviser.
The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest a significant portion of its assets in the securities of companies in the same sector or sectors. As of June 30, 2021, over 25% of the Fund’s assets were invested in securities within each of the consumer discretionary and technology sectors.
The Adviser’s growth equity investment philosophy is predicated on company revenue, cash flow and earnings growth being the essential catalysts of stock price appreciation (i.e., drivers to increase the price of stocks), combined with financial flexibility and experienced management offering competitive advantages during market downturns. The Adviser employs a research intensive, bottom-up strategy (i.e., greater emphasis on company specific performance rather than macroeconomic events and market cycles) to identify investments meeting these criteria.
The Adviser identifies company growth drivers using a variety of both traditional resources (e.g., management meetings, conference attendance, financial statement analysis, and Wall Street research) and unconventional resources (e.g., monitoring private equity and venture capital activity by attending investment conferences, subscribing to and reviewing publications, including print and online private equity and venture capital newsletters and periodicals, as well as through product/service use). These drivers may include long-term product differentiation, customer demand, competitive positioning (i.e., position a firm occupies in a market, or is trying to occupy, relative to its competition), and historical and projected industry growth. When evaluating the operations of a business, the Adviser seeks to adopt the perspective of the business stakeholders, identifying revenue sources, customer bases, products, and financing sources over extended periods.
The Adviser maintains internally calculated estimates of revenue, cash flow and earnings growth in a valuation model designed to determine potential upside and downside stock price targets. With the Fund’s goal of being fully invested at all times (nominal cash balance), new securities must present compelling fundamentals (i.e., economics/financial condition of the underlying company) and valuation upside when compared to existing holdings before they are added to the portfolio.
As portfolio holdings are under continuous evaluation, the Adviser considers the sell decision a value-added aspect of the investment process. Sell decisions can occur for the following reasons: 1) a price target has been met, 2) fundamentals have changed or the established growth drivers have failed to develop as expected, and/or 3) stronger alternatives in growth and valuation exist elsewhere.
The Adviser’s fundamental approach to stock selection (i.e., use of qualitative and quantitative analysis to identify overvalued and undervalued securities) naturally embeds consideration of material environmental, social, and governance (ESG) issues, as ZCI believes companies with durable corporate governance and business practices, coupled with strong growth prospects, deliver compelling returns over time.
The Adviser believes ESG analysis is innate to its core research approach and helps the investment team form a clearer understanding of potential business benefits and risks. The investment strategy incorporates formal research review of company-specific ESG factors in the decision-making process. However, ESG evaluation of a particular company is not the primary factor for Fund inclusion or exclusion.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.
Equity Securities and Market Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate significantly from day to day. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of the Adviser’s control. These types of events could adversely affect the Fund’s performance.
ESG Criteria Risk: The Fund’s universe of investments may be smaller than that of other funds because of the Fund’s ESG criteria. ESG responsive companies may underperform similar companies without ESG responsive policies or the market as a whole. Company specific ESG factors are considered with each potential investment. However, ESG evaluation of a particular company is not the primary factor for Fund inclusion or exclusion.
Foreign Securities and Companies Risk: Foreign securities traded on U.S. exchanges and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights.
Growth Stock Risk: Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations and may be more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may revert to broader market norms, causing their stock prices to fall.
IPOs and Unseasoned Companies Risk: The Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public. The risk exists that the market value of shares of equities new to public markets will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of shares of equities new to public markets may involve high transaction costs. Shares of equities new to public markets are also subject to equity securities risk. Shares of equities new to public markets are also subject to the risk that the Fund may not be able to dispose of them readily at favorable times or prices, or the Fund may have to sell them at a loss due to the lack of an active market.
Large-Capitalization Companies Risk: Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
Management Risk: The value of your investment in the Fund is subject to the effectiveness of the Adviser and the Adviser’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, your investment could be diminished.
Non-Diversification Risk: A non-diversified fund under the federal securities laws may hold a significant percentage of its assets in the securities of relatively fewer companies or even one company; therefore, events affecting those companies have a greater impact on the Fund than on a diversified fund.
Recent Market Events Risk: Periods of market volatility may occur in response to pandemics or other events outside of the Adviser’s control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from COVID-19 is difficult to predict, the extent to which COVID-19 may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of COVID-19 and the actions taken by authorities and other entities to contain COVID-19 or treat its impact.
Sector Emphasis Risk: Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
◦Consumer Discretionary Sector Risk: Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
◦Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Small- and Mid-Capitalization Companies Risk: Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.
Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, (the “Internal Revenue Code”). In particular, the Fund must in part diversify its holdings so that, at the end of each quarter of each taxable year, at least 50% of the value of the Fund’s total assets is generally represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. The Fund’s efforts to satisfy the diversification requirement may affect the Fund’s execution of its investment strategy. Additional information concerning the diversification requirement is contained in the Statement of Additional Information (“SAI”).
Investment Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s Institutional Class performance from year to year. The table below illustrates how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is posted on the Fund’s website at www.zci.com/funds or by calling the Fund toll-free at 1-844-ZVNBRGN (1-844-986-2746).
Calendar year ended December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 54.30% for the quarter ended June 30, 2020, and the lowest quarterly return was -23.91% for the quarter ended December 31, 2018.For the year-to-date period ended September 30, 2021, the Fund’s total return was -4.20%.
Average Annual Total Returns For the Periods Ended December 31, 2020

Institutional Class	1 Year	5 Years	Since Inception August 31, 2015
Return Before Taxes	124.61%	33.76%	31.64%
Return After Taxes on Distributions	124.58%	33.75%	31.63%
Return After Taxes on Distributions and Sale of Fund Shares	73.79%	28.48%	26.74%
Investor Class
Return Before Taxes	123.87%	33.42%	31.30%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)	38.26%	20.67%	20.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Institutional; after-tax returns for the Investor Class will vary to the extent it has different expenses.
Zevenbergen Genea Fund
Zevenbergen Genea Fund
Investment Objective
The Zevenbergen Genea Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		1.00%		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses		0.36%		0.31%
Shareholder Servicing Fees	0.15%		0.10%
Remainder of Other Expenses	0.21%		0.21%
Total Annual Fund Operating Expenses		1.41%		1.11%
Less: Fee Waiver and/or Expense Reimbursement		-0.11%		-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1) (2)		1.30%		1.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		1.00%		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses		0.36%		0.31%
Shareholder Servicing Fees	0.15%		0.10%
Remainder of Other Expenses	0.21%		0.21%
Total Annual Fund Operating Expenses		1.41%		1.11%
Less: Fee Waiver and/or Expense Reimbursement		-0.11%		-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1) (2)		1.30%		1.00%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The amounts shown in the Example would be the same even if you did not redeem your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$132	$435	$761	$1,681
Institutional Class	$102	$342	$601	$1,342

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2021, the Fund’s portfolio turnover was 32.40% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Adviser’s mission is to build shareholder wealth through ownership of quality high-growth, publicly-traded companies. Since ZCI’s inception in 1987, the Adviser has applied a consistent philosophy and process to uncover businesses positioned to disrupt old industries, forge new markets and win the hearts and minds of customers. The Adviser manages the Fund with a long-term view; striving to invest in companies for the next decade, not one quarter or one year. This perspective demands a focus on companies that have sustainable business models. Inherent in this research process is the assessment of company strengths and risk factors, whether business, regulatory, or market.
The Zevenbergen Genea Fund seeks to invest in companies benefiting from advancements in technology regardless of sector or industry. With a long-term investment horizon, the Adviser identifies companies with significant growth potential, strong competitive advantages, a sizeable addressable market, product differentiation and quality management. The Fund’s portfolio generally will contain 20-40 stocks of any market capitalization. The Fund may also invest in initial public offerings (“IPOs”) and other equities new to the public market such as direct listings by organizations as a method of initial access to public markets.
Under normal circumstances, the Fund will invest in equity securities of small-, medium-, and large-capitalization issuers. The Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on US exchanges (denominated in USD) which may include American Depository Receipts ("ADRs"). In determining whether an issuer is foreign, the Adviser will consider various factors including the location(s) of the issuer’s headquarters, legal organization, principal trading market and/or concentration of revenues. The weight given to each of these factors will vary depending upon the circumstances and as determined by the Adviser.
The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest a significant portion of its assets in the securities of companies in the same sector or sectors. As of June 30, 2021, over 25% of the Fund’s assets were invested in securities within each of the consumer discretionary and technology sectors.
The Adviser’s growth equity investment philosophy is predicated on company revenue, cash flow and earnings growth being the essential catalysts of stock price appreciation (i.e., drivers to increase the price of stocks), combined with financial flexibility and experienced management offering competitive advantages during market downturns. The Adviser employs a research intensive, bottom-up strategy (i.e., greater emphasis on company specific performance rather than macroeconomic events and market cycles) to identify investments meeting these criteria.
The Adviser identifies company growth drivers by using a variety of both traditional resources (e.g., management meetings, conference attendance, financial statement analysis, and Wall Street research) and unconventional resources (e.g., monitoring private equity and venture capital activity by attending investment conferences, subscribing to and reviewing publications, including print and online private equity and venture capital newsletters and periodicals, as well as through product/service use). These drivers may include long-term product differentiation, customer demand, competitive positioning (i.e., position a firm occupies in a market, or is trying to occupy, relative to its competition), and historical and projected industry growth. When evaluating the operations of a business, the Adviser seeks to adopt the perspective of the business stakeholders, identifying revenue sources, customer bases, products, and financing sources over extended periods.
The Adviser maintains internally calculated estimates of revenue, cash flow and earnings growth incorporated in a valuation model designed to determine potential upside and downside stock price targets. With the Fund’s goal of being fully invested at all times (nominal cash balance), new securities must present compelling fundamentals (i.e., economics/financial condition of the underlying company) and valuation upside when compared to existing holdings before they are added to the portfolio.
As portfolio holdings are under continuous evaluation, the Adviser considers the sell decision a value-added aspect of the investment process. Sell decisions can occur for the following reasons: 1) a price target has been met, 2) fundamentals have changed or the established growth drivers have failed to develop as expected, and/or 3) stronger alternatives in growth and valuation exist elsewhere.
The Adviser’s fundamental approach to stock selection (i.e., use of qualitative and quantitative analysis to identify overvalued and undervalued securities) naturally embeds consideration of material environmental, social, and governance (ESG) issues, as ZCI believes companies with durable corporate governance and business practices, coupled with strong growth prospects, deliver compelling returns over time.
The Adviser believes ESG analysis is innate to its core research approach and helps the investment team form a clearer understanding of potential business benefits and risks. The investment strategy incorporates formal research review of company-specific ESG factors in the decision-making process. However, ESG evaluation of a particular company is not the primary factor for Fund inclusion or exclusion.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.
Equity Securities and Market Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate significantly from day to day. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of the Adviser’s control. These types of events could adversely affect the Fund’s performance.
ESG Criteria Risk: The Fund’s universe of investments may be smaller than that of other funds because of the Fund’s ESG criteria. ESG responsive companies may underperform similar companies without ESG responsive policies or the market as a whole. Company specific ESG factors are considered with each potential investment. However, ESG evaluation of a particular company is not the primary factor for Fund inclusion or exclusion.
Foreign Securities and Companies Risk: Foreign securities traded on U.S. exchanges and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights.
Growth Stock Risk: Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations and may be more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may revert to broader market norms, causing their stock prices to fall.
IPOs and Unseasoned Companies Risk: The Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public. The risk exists that the market value of Shares of equities new to public markets will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of shares of equities new to public markets may involve high transaction costs. Shares of equities new to public markets are also subject to equity securities risk. Shares of equities new to public markets are subject to the risk that the Fund may not be able to dispose of them readily at favorable times or prices or the Fund may have to sell them at a loss due to the lack of an active market.
Large-Capitalization Companies Risk: Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
Management Risk: The value of your investment in the Fund is subject to the effectiveness of the Adviser and the Adviser’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, your investment could be diminished.
Non-Diversification Risk: A non-diversified fund under the federal securities law may hold a significant percentage of its assets in the securities of relatively fewer companies or even one company; therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.
Recent Market Events Risk: Periods of market volatility may occur in response to pandemics or other events outside of the Adviser’s control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from COVID-19 is difficult to predict, the extent to which COVID-19 may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of COVID-19 and the actions taken by authorities and other entities to contain COVID-19 or treat its impact.
Sector Emphasis Risk: Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
◦Consumer Discretionary Sector Risk: Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
◦Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Small- and Mid-Capitalization Companies Risk: Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code. In particular, the Fund must generally diversify its holdings so that, at the end of each quarter of each taxable year, at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. The Fund’s efforts to satisfy the diversification requirement may affect the Fund’s execution of its investment strategy. Additional information concerning the diversification requirement is contained in the SAI.
Investment Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s Institutional Class performance from year to year. The table below illustrates how the Fund’s average annual returns for the period indicated compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information, is posted on the Fund’s website at www.zci.com/funds or by calling the Fund toll-free at 1-844-ZVNBRGN (1-844-986-2746).
Calendar year ended December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 62.07% for the quarter ended June 30, 2020, and the lowest quarterly return was -26.05% for the quarter ended December 31, 2018.
For the year-to-date period ended September 30, 2021, the Fund’s total return was 0.00%.

Average Annual Total Returns For the Periods Ended December 31, 2020

Institutional Class	1 Year	5 Years	Since Inception August 31, 2015
Return Before Taxes	144.99%	39.63%	37.77%
Return After Taxes on Distributions	144.99%	39.59%	37.74%
Return After Taxes on Distributions and Sale of Fund Shares	85.84%	33.74%	32.26%
Investor Class
Return Before Taxes	144.29%	39.26%	37.43%
Russell 3000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)	38.26%	20.67%	20.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Institutional; after-tax returns for the Investor Class will vary to the extent it has different expenses.